Fair Value Information - Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests Discount (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Growth rate of long-term revenue	0.19%	0.19%
Discount rate		8.50%
Bottom of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	14.09%	16.05%
Noncontrolling interests discount	17.29%	17.29%
Discount rate	7.20%
Top of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	20.00%	20.00%
Noncontrolling interests discount	20.00%	25.00%
Discount rate	8.80%